OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Operating Leases
SCHEDULE OF LEASE EXPENSES

The components of lease expense were as follows for each of the periods presented:

	June 30, 2025	June 30, 2024
Operating lease expense	$327,346	$442,648
Short-term lease expense	20,791	17,988
Total operating lease costs	$348,137	$460,636
Other information
Operating cash flows used in operating leases	169,937	136,016
Weighted average remaining lease term (in years)	1.52	1.87
Weighted average discount rate	10%	10%

SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS

Future lease payments included in the measurement of operating lease liabilities as of June 30, 2025 were as follows:

June 30, 2025
The remainder of 2025	$262,628
2026	374,158
2027	92,927
Total lease liabilities	729,713
Less: discount on operating lease liabilities	(18,011)
Present value of operating lease liabilities	711,702
Less: Current portion of operating lease liabilities	(492,223)
Non-current portion of operating lease liabilities	$219,479